Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mercer Funds
Entity Central Index Key	0001320615
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000027778 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer US Small/Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	MSCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mercer US Small/Mid Cap Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-us-small-mid-cap
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer US Small/Mid Cap Equity Fund (Class I / MSCQX)	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 1,683,148,530
Holdings Count | Holding	448
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,683,148,530

Total number of portfolio holdings	448

Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.
Top Ten Holdings

BJ’s Wholesale Club Holdings, Inc.	1.3%

Comfort Systems USA, Inc.	1.0%

Texas Roadhouse, Inc.	1.0%

Bright Horizons Family Solutions, Inc.	1.0%

Ascendis Pharma AS	0.9%

Axon Enterprise, Inc.	0.9%

CyberArk Software Ltd.	0.8%

WEX, Inc.	0.8%

Kinsale Capital Group, Inc.	0.7%

Permian Resources Corp.	0.7%

Total	9.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings

BJ’s Wholesale Club Holdings, Inc.	1.3%

Comfort Systems USA, Inc.	1.0%

Texas Roadhouse, Inc.	1.0%

Bright Horizons Family Solutions, Inc.	1.0%

Ascendis Pharma AS	0.9%

Axon Enterprise, Inc.	0.9%

CyberArk Software Ltd.	0.8%

WEX, Inc.	0.8%

Kinsale Capital Group, Inc.	0.7%

Permian Resources Corp.	0.7%

Total	9.1%

C000027780 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer US Small/Mid Cap Equity Fund
Class Name	Class Y-3
Trading Symbol	MSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mercer US Small/Mid Cap Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-us-small-mid-cap
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer US Small/Mid Cap Equity Fund (Class Y-3 / MSCGX)	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 1,683,148,530
Holdings Count | Holding	448
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,683,148,530

Total number of portfolio holdings	448

Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.
Top Ten Holdings

BJ’s Wholesale Club Holdings, Inc.	1.3%

Comfort Systems USA, Inc.	1.0%

Texas Roadhouse, Inc.	1.0%

Bright Horizons Family Solutions, Inc.	1.0%

Ascendis Pharma AS	0.9%

Axon Enterprise, Inc.	0.9%

CyberArk Software Ltd.	0.8%

WEX, Inc.	0.8%

Kinsale Capital Group, Inc.	0.7%

Permian Resources Corp.	0.7%

Total	9.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings

BJ’s Wholesale Club Holdings, Inc.	1.3%

Comfort Systems USA, Inc.	1.0%

Texas Roadhouse, Inc.	1.0%

Bright Horizons Family Solutions, Inc.	1.0%

Ascendis Pharma AS	0.9%

Axon Enterprise, Inc.	0.9%

CyberArk Software Ltd.	0.8%

WEX, Inc.	0.8%

Kinsale Capital Group, Inc.	0.7%

Permian Resources Corp.	0.7%

Total	9.1%

C000027786 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Non-US Core Equity Fund
Class Name	Class I
Trading Symbol	MNCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-non-us-core
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Non-US Core Equity Fund (Class I / MNCSX)	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 4,052,944,309
Holdings Count | Holding	854
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$4,052,944,309

Total number of portfolio holdings	854

Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.
Top Ten Holdings

SAP SE	1.5%

TotalEnergies SE	1.3%

Roche Holding AG	1.3%

Novo Nordisk AS	1.3%

Schneider Electric SE	1.3%

Novartis AG	1.3%

Barclays PLC	0.9%

London Stock Exchange Group PLC	0.8%

CRH PLC	0.8%

Haleon PLC	0.8%

Total	11.3%
Sector Allocation
Geographic Allocation
*	Less than 0.1%

Largest Holdings [Text Block]
Top Ten Holdings

SAP SE	1.5%

TotalEnergies SE	1.3%

Roche Holding AG	1.3%

Novo Nordisk AS	1.3%

Schneider Electric SE	1.3%

Novartis AG	1.3%

Barclays PLC	0.9%

London Stock Exchange Group PLC	0.8%

CRH PLC	0.8%

Haleon PLC	0.8%

Total	11.3%

C000027788 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Non-US Core Equity Fund
Class Name	Class Y-3
Trading Symbol	MNCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mercer Non-US Core Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-non-us-core
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Non-US Core Equity Fund (Class Y-3 / MNCEX)	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 4,052,944,309
Holdings Count | Holding	854
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$4,052,944,309

Total number of portfolio holdings	854

Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.
Top Ten Holdings

SAP SE	1.5%

TotalEnergies SE	1.3%

Roche Holding AG	1.3%

Novo Nordisk AS	1.3%

Schneider Electric SE	1.3%

Novartis AG	1.3%

Barclays PLC	0.9%

London Stock Exchange Group PLC	0.8%

CRH PLC	0.8%

Haleon PLC	0.8%

Total	11.3%
Sector Allocation
Geographic Allocation
*	Less than 0.1%

Largest Holdings [Text Block]
Top Ten Holdings

SAP SE	1.5%

TotalEnergies SE	1.3%

Roche Holding AG	1.3%

Novo Nordisk AS	1.3%

Schneider Electric SE	1.3%

Novartis AG	1.3%

Barclays PLC	0.9%

London Stock Exchange Group PLC	0.8%

CRH PLC	0.8%

Haleon PLC	0.8%

Total	11.3%

C000027790 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Core Fixed Income Fund
Class Name	Class I
Trading Symbol	MCFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mercer Core Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-core-fixed
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Core Fixed Income Fund (Class I / MCFQX)	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 2,360,767,977
Holdings Count | Holding	2,047
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$2,360,767,977

Total number of portfolio holdings	2,047

Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund. Asset Allocation Maturity Days
*	Less than 0.1%

C000027792 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Core Fixed Income Fund
Class Name	Class Y‑3
Trading Symbol	MCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mercer Core Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-core-fixed
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Core Fixed Income Fund (Class Y‑3 / MCFIX)	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,360,767,977
Holdings Count | Holding	2,047
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$2,360,767,977

Total number of portfolio holdings	2,047

Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund. Asset Allocation Maturity Days
*	Less than 0.1%

C000106516 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	MEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-emerging-markets
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Emerging Markets Equity Fund (Class I / MEMSX)	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 1,130,113,913
Holdings Count | Holding	331
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,130,113,913

Total number of portfolio holdings	331

Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.
Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%

Tencent Holdings Ltd.	3.4%

Vanguard FTSE Emerging Markets ETF	2.1%

iShares MSCI Emerging Markets ETF	2.1%

iShares Core MSCI Emerging Markets ETF	2.1%

Samsung Electronics Co. Ltd.	1.7%

HDFC Bank Ltd.	1.7%

MediaTek, Inc.	1.5%

SK Hynix, Inc.	1.4%

Cipla Ltd.	1.4%

Total	22.5%
Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%

Tencent Holdings Ltd.	3.4%

Vanguard FTSE Emerging Markets ETF	2.1%

iShares MSCI Emerging Markets ETF	2.1%

iShares Core MSCI Emerging Markets ETF	2.1%

Samsung Electronics Co. Ltd.	1.7%

HDFC Bank Ltd.	1.7%

MediaTek, Inc.	1.5%

SK Hynix, Inc.	1.4%

Cipla Ltd.	1.4%

Total	22.5%

Material Fund Change [Text Block]
Material and Other Fund Changes
On October 8, 2024, the Board of Trustees of the Fund approved the terminations of William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited as sub-advisers to the Fund, and the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed prior to the date of this Report.
This is a summary of certain changes to the Fund’s sub-advisers. For more complete information, you may review the Fund’s prospectus, which is available at www.mercer.com/mercer-funds-delegated-solutions or request at 1-888-887-0619.

Updated Prospectus Phone Number	1-888-887-0619
Updated Prospectus Web Address	www.mercer.com/mercer-funds-delegated-solutions
C000106518 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Emerging Markets Equity Fund
Class Name	Class Y-3
Trading Symbol	MEMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-emerging-markets
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Emerging Markets Equity Fund (Class Y-3 / MEMQX)	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 1,130,113,913
Holdings Count | Holding	331
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,130,113,913

Total number of portfolio holdings	331

Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.
Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%

Tencent Holdings Ltd.	3.4%

Vanguard FTSE Emerging Markets ETF	2.1%

iShares MSCI Emerging Markets ETF	2.1%

iShares Core MSCI Emerging Markets ETF	2.1%

Samsung Electronics Co. Ltd.	1.7%

HDFC Bank Ltd.	1.7%

MediaTek, Inc.	1.5%

SK Hynix, Inc.	1.4%

Cipla Ltd.	1.4%

Total	22.5%
Sector Allocation

Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%

Tencent Holdings Ltd.	3.4%

Vanguard FTSE Emerging Markets ETF	2.1%

iShares MSCI Emerging Markets ETF	2.1%

iShares Core MSCI Emerging Markets ETF	2.1%

Samsung Electronics Co. Ltd.	1.7%

HDFC Bank Ltd.	1.7%

MediaTek, Inc.	1.5%

SK Hynix, Inc.	1.4%

Cipla Ltd.	1.4%

Total	22.5%

Material Fund Change [Text Block]
Material and Other Fund Changes
On October 8, 2024, the Board of Trustees of the Fund approved the terminations of William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited as sub-advisers to the Fund, and the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed prior to the date of this Report.
This is a summary of certain changes to the Fund’s sub-advisers. For more complete information, you may review the Fund’s prospectus, which is available at www.mercer.com/mercer-funds-delegated-solutions or request at 1-888-887-0619.

Updated Prospectus Phone Number	1-888-887-0619
Updated Prospectus Web Address	www.mercer.com/mercer-funds-delegated-solutions
C000118951 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Global Low Volatility Equity Fund
Class Name	Class I
Trading Symbol	MGLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mercer Global Low Volatility Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-global-low. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-global-low
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Global Low Volatility Equity Fund (Class I / MGLSX)	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 461,227,240
Holdings Count | Holding	255
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$461,227,240

Total number of portfolio holdings	255

Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.
Top Ten Holdings

Microsoft Corp.	3.0%

Alphabet, Inc.	2.7%

Visa, Inc.	2.4%

Amazon.com, Inc.	1.9%

UnitedHealth Group, Inc.	1.5%

Philip Morris International, Inc.	1.5%

Automatic Data Processing, Inc.	1.3%

Intuit, Inc.	1.3%

Johnson & Johnson	1.2%

Booking Holdings, Inc.	1.2%

Total	18.0%
Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings

Microsoft Corp.	3.0%

Alphabet, Inc.	2.7%

Visa, Inc.	2.4%

Amazon.com, Inc.	1.9%

UnitedHealth Group, Inc.	1.5%

Philip Morris International, Inc.	1.5%

Automatic Data Processing, Inc.	1.3%

Intuit, Inc.	1.3%

Johnson & Johnson	1.2%

Booking Holdings, Inc.	1.2%

Total	18.0%

C000118953 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Global Low Volatility Equity Fund
Class Name	Class Y-3
Trading Symbol	MGLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mercer Global Low Volatility Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-global-low. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-global-low
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Global Low Volatility Equity Fund (Class Y-3 / MGLVX)	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 461,227,240
Holdings Count | Holding	255
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$461,227,240

Total number of portfolio holdings	255

Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.
Top Ten Holdings

Microsoft Corp.	3.0%

Alphabet, Inc.	2.7%

Visa, Inc.	2.4%

Amazon.com, Inc.	1.9%

UnitedHealth Group, Inc.	1.5%

Philip Morris International, Inc.	1.5%

Automatic Data Processing, Inc.	1.3%

Intuit, Inc.	1.3%

Johnson & Johnson	1.2%

Booking Holdings, Inc.	1.2%

Total	18.0%
Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings

Microsoft Corp.	3.0%

Alphabet, Inc.	2.7%

Visa, Inc.	2.4%

Amazon.com, Inc.	1.9%

UnitedHealth Group, Inc.	1.5%

Philip Morris International, Inc.	1.5%

Automatic Data Processing, Inc.	1.3%

Intuit, Inc.	1.3%

Johnson & Johnson	1.2%

Booking Holdings, Inc.	1.2%

Total	18.0%

C000128966 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Opportunistic Fixed Income Fund
Class Name	Class I
Trading Symbol	MOFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-opportunistic-fixed
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Opportunistic Fixed Income Fund (Class I / MOFTX)	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 1,954,052,049
Holdings Count | Holding	1,481
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,954,052,049

Total number of portfolio holdings	1,481

Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund. Asset Allocation Maturity Days
*	Less than 0.1%

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective July 31, 2024 the Fund has selected Bloomberg U.S. Aggregate Bond Index, replacing the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged, as its primary benchmark.
This is a summary of certain changes to the Fund’s primary benchmark. For more complete information, you may review the Fund’s prospectus, which is available at www.mercer.com/mercer-funds-delegated-solutions or request at 1‑888‑887‑0619

Updated Prospectus Phone Number	1‑888‑887‑0619
Updated Prospectus Web Address	www.mercer.com/mercer-funds-delegated-solutions
C000128968 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Opportunistic Fixed Income Fund
Class Name	Class Y-3
Trading Symbol	MOFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-opportunistic-fixed
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Opportunistic Fixed Income Fund (Class Y‑3 / MOFIX)	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 1,954,052,049
Holdings Count | Holding	1,481
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,954,052,049

Total number of portfolio holdings	1,481

Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund. Asset Allocation
*	Less than 0.1%
Maturity Days
Material Fund Change [Text Block]
Material and Other Fund Changes
Effective July 31, 2024 the Fund has selected Bloomberg U.S. Aggregate Bond Index, replacing the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged, as its primary benchmark.
This is a summary of certain changes to the Fund’s primary benchmark. For more complete information, you may review the Fund’s prospectus, which is available at www.mercer.com/mercer-funds-delegated-solutions or request at 1‑888‑887‑0619

Updated Prospectus Phone Number	1‑888‑887‑0619
Updated Prospectus Web Address	www.mercer.com/mercer-funds-delegated-solutions
C000246249 [Member]
Shareholder Report [Line Items]
Fund Name	Mercer Short Duration Fixed Income Fund
Class Name	Class Y-3
Trading Symbol	MSDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mercer Short Duration Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mercer.com/mercer-funds-short-duration. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number	1-888-887-0619
Additional Information Website	www.mercer.com/mercer-funds-short-duration
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Short Duration Fixed Income Fund (Class Y‑3 / MSDYX)	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 56,483,300
Holdings Count | Holding	515
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$56,483,300

Total number of portfolio holdings	515

Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund. Asset Allocation Maturity Days